Finance lease obligations (Table) (Details) $ in Thousands	Jun. 30, 2015 USD ($)
Capital lease obligations by maturity [Abstract]:
2015	$ 15,419
2016	30,783
2017	30,698
2018	30,698
2019	30,699
2020 and thereafter	207,553
Total	345,850
Less: amount of interest	(105,322)
Total lease payments	$ 240,528